COMMITMENTS AND CONTIGENT LIABILITIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.
Lease commitments:

The Company leases its operating facilities under non-cancelable operating lease agreements, which expire on various dates, the latest of which is in June 2019. In addition, the Company leases computers and motor vehicles under non-cancelable operating leases. Future minimum commitments under these leases as of December 31, 2013, are as follows:

Year ended December 31,	Operating leases

2014	$1,224
2015	1,020
2016	831
2017	832
2018 and after	417

$4,324

b.
Rent expenses under facilities operating leases for the years ended December 31, 2013, 2012 and 2011 were (net of sublease income in the amount of $ 0, $ 30 and $ 125, respectively) $ 850, $ 812 and $ 636, respectively.

c.	The Company has outstanding bank guarantee in the amount of $ 442 to its Israeli office lessor to secure its obligations under the office lease agreement.